Accounts Receivables (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Product Information [Line Items]
Provision for doubtful debt		$ 539,441
Allowance for doubtful debt description	the rate of 10% against balances greater than 120-149 days, 25% against balances greater than 150-179 days, 35% against balances greater than 180-364 days, and 50% against balances greater than 365 days	the rate of 10% against balances greater than 120-149 days, 25% against balances greater than 150-179 days, 35% against balances greater than 180-364 days, and 50% against balances greater than 365 days.
Allowance for doubtful debt	$ 286,000	$ 447,000
Future NRG Sdn. Bhd. [Member]
Product Information [Line Items]
Allowance for doubtful debt		$ 312,455	$ 251,199	$ 213,421
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Major Customer [Member] | Future NRG Sdn. Bhd. [Member]
Product Information [Line Items]
Concentration risk percentage		75.72%	86.35%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | One Customer [Member] | Future NRG Sdn. Bhd. [Member]
Product Information [Line Items]
Concentration risk percentage	75.70%	75.70%